Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory

Inventory consists of the following:

(in thousands)	September 30, 2023	June 30, 2023
Bulk wine, spirits and cider	$78,873	$84,602
Bottled wine, spirits and cider	105,870	100,075
Bottling and packaging supplies	13,455	15,690
Nonwine inventory	1,204	996
Total inventories	$199,402	$201,363

Inventory consists of the following:

(in thousands)	June 30, 2023	June 30, 2022
Bulk wine, spirits and cider	$84,602	$88,978
Bottled wine, spirits and cider	100,075	86,785
Bottling and packaging supplies	15,690	16,328
Nonwine inventory	996	831
Total inventories	$201,363	$192,922

Accrued Expenses And Other Current Liabilities

The major classes of accrued liabilities are summarized as follows:

(in thousands)	June 30, 2023	June 30, 2022
Accrued purchases	$1,555	$6,728
Accrued employee compensation	6,618	5,580
Other accrued expenses	9,459	8,867
Non related party accrued interest expense	563	429
Contingent consideration	4,811	2,710
Unearned Income	1,436	642
Captive insurance liabilities	1,844	2,041
Total Accrued liabilities and other payables	$26,286	$26,997